Consolidated Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	521,308	$10,658,635

Auto Components — 1.2%
Balkrishna Industries Ltd.	436,549	9,781,881
Bharat Forge Ltd.	1,261,338	8,658,299
Motherson Sumi Systems Ltd.	6,845,343	13,684,909
MRF Ltd.	9,695	10,177,078

		42,302,167

Automobiles — 5.7%
Bajaj Auto Ltd.	376,339	16,127,344
Eicher Motors Ltd.	740,472	25,343,403
Hero MotoCorp Ltd.	646,062	27,121,409
Mahindra & Mahindra Ltd.	4,379,316	42,695,467
Maruti Suzuki India Ltd.	736,659	69,987,143
Tata Motors Ltd.(b)	9,247,127	22,519,630

		203,794,396

Banks — 11.4%
Axis Bank Ltd.(b)	12,272,365	99,695,229
Bandhan Bank Ltd.(a)(b)	3,927,781	19,464,875
ICICI Bank Ltd.(b)	27,654,895	176,763,535
Kotak Mahindra Bank Ltd.(b)	2,816,437	72,529,017
State Bank of India(b)	9,673,499	31,904,831
Yes Bank Ltd.(b)	38,008,673	7,544,636

		407,902,123

Beverages — 0.3%
United Spirits Ltd.(b)	1,575,114	11,664,006

Biotechnology — 0.4%
Biocon Ltd.(b)	2,273,337	13,179,944

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	288,360	9,885,572

Chemicals — 3.3%
Asian Paints Ltd.	2,076,619	62,119,457
Berger Paints India Ltd.	1,315,848	11,509,367
PI Industries Ltd.	402,395	11,999,651
Pidilite Industries Ltd.	820,749	17,095,740
UPL Ltd.	2,691,476	15,180,751

		117,904,966

Construction & Engineering — 1.6%
Larsen & Toubro Ltd.	3,728,508	56,509,442

Construction Materials — 2.8%
ACC Ltd.	381,594	8,785,712
Ambuja Cements Ltd.	3,766,392	13,276,619
Grasim Industries Ltd.	1,604,728	18,976,664
Shree Cement Ltd.	58,544	19,215,001
UltraTech Cement Ltd.	625,603	40,565,727

		100,819,723

Consumer Finance — 3.4%
Bajaj Finance Ltd.	1,468,703	97,352,611
Muthoot Finance Ltd.	608,286	9,462,341
Shriram Transport Finance Co. Ltd.	1,028,538	14,863,585

		121,678,537

Diversified Financial Services — 0.5%
Piramal Enterprises Ltd.	488,826	9,162,486

Security	Shares	Value

Diversified Financial Services (continued)
REC Ltd.	4,816,422	$7,898,786

		17,061,272

Diversified Telecommunication Services — 0.2%
Bharti Infratel Ltd.	1,804,212	5,325,691

Electric Utilities — 0.8%
Power Grid Corp. of India Ltd.	11,370,732	29,541,448

Electrical Equipment — 0.4%
Havells India Ltd.	1,187,357	12,848,988

Food & Staples Retailing — 0.8%
Avenue Supermarts Ltd.(a)(b)	877,606	27,128,239

Food Products — 2.7%
Britannia Industries Ltd.	586,925	28,832,189
Nestle India Ltd.	182,831	44,164,464
Tata Consumer Products Ltd.	3,241,923	23,551,754

		96,548,407

Gas Utilities — 0.7%
GAIL India Ltd.	8,611,106	11,935,927
Indraprastha Gas Ltd.	1,707,122	11,442,861

		23,378,788

Health Care Providers & Services — 0.4%
Apollo Hospitals Enterprise Ltd.	459,546	14,569,574

Hotels, Restaurants & Leisure — 0.4%
Jubilant Foodworks Ltd.	429,095	14,490,077

Household Products — 3.6%
Hindustan Unilever Ltd.	4,456,698	128,676,670

Independent Power and Renewable Electricity Producers — 1.7%
Adani Green Energy Ltd.(b)	1,986,966	30,490,177
NTPC Ltd.	24,130,057	30,856,496

		61,346,673

Industrial Conglomerates — 0.2%
Siemens Ltd.	385,974	7,887,955

Insurance — 3.2%
Bajaj Finserv Ltd.	206,895	24,469,939
HDFC Life Insurance Co. Ltd.(a)(b)	3,830,342	33,453,830
ICICI Lombard General Insurance Co. Ltd.(a)	1,108,349	21,722,106
ICICI Prudential Life Insurance Co. Ltd.(a)	1,945,440	11,603,354
SBI Life Insurance Co. Ltd.(a)(b)	2,167,818	24,766,072

		116,015,301

Interactive Media & Services — 0.6%
Info Edge India Ltd.	380,849	22,146,262

IT Services — 16.9%
HCL Technologies Ltd.	5,882,753	65,304,566
Infosys Ltd.	18,467,153	274,303,226
Larsen & Toubro Infotech Ltd.(a)	239,574	10,353,543
Tata Consultancy Services Ltd.	5,083,964	183,958,061
Tech Mahindra Ltd.	3,403,954	40,303,918
Wipro Ltd.	6,193,992	29,315,476

		603,538,790

Life Sciences Tools & Services — 1.0%
Divi’s Laboratories Ltd.	705,932	34,365,168

Media — 0.3%
Zee Entertainment Enterprises Ltd.	4,777,504	12,434,655

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 2.6%
Hindalco Industries Ltd.	8,521,661	$26,046,120
JSW Steel Ltd.	4,584,987	21,681,660
Tata Steel Ltd.	3,662,958	28,556,790
Vedanta Ltd.	10,083,790	16,441,795

		92,726,365

Multiline Retail — 0.2%
Trent Ltd.	897,264	8,727,140

Oil, Gas & Consumable Fuels — 13.5%
Bharat Petroleum Corp. Ltd.	3,526,896	17,763,959
Coal India Ltd.	6,679,823	11,324,524
Hindustan Petroleum Corp. Ltd.	3,716,221	10,505,404
Indian Oil Corp. Ltd.	10,204,109	11,656,918
Oil & Natural Gas Corp. Ltd.	13,635,834	14,454,053
Petronet LNG Ltd.	4,064,553	13,789,774
Reliance Industries Ltd.	15,460,550	402,879,830

		482,374,462

Personal Products — 1.9%
Colgate-Palmolive India Ltd.	661,610	13,523,221
Dabur India Ltd.	2,873,538	19,393,290
Godrej Consumer Products Ltd.	2,216,485	20,943,342
Marico Ltd.	2,808,694	13,945,572

		67,805,425

Pharmaceuticals — 4.1%
Aurobindo Pharma Ltd.	1,587,726	18,621,243
Cipla Ltd.	2,383,225	23,994,363
Dr. Reddy’s Laboratories Ltd.	630,685	41,124,771
Ipca Laboratories Ltd.	285,742	8,360,287
Lupin Ltd.	1,227,892	14,786,518
Sun Pharmaceutical Industries Ltd.	4,550,996	31,442,547
Torrent Pharmaceuticals Ltd.	275,061	9,713,049

		148,042,778

Security	Shares	Value

Real Estate Management & Development — 0.2%
DLF Ltd.	3,353,689	$8,477,483

Road & Rail — 0.2%
Container Corp. of India Ltd.	1,485,913	8,147,252

Textiles, Apparel & Luxury Goods — 1.2%
Page Industries Ltd.	30,170	9,270,208
Titan Co. Ltd.	1,924,514	35,373,766

		44,643,974

Thrifts & Mortgage Finance — 7.9%
Housing Development Finance Corp. Ltd.	9,230,222	281,214,461
LIC Housing Finance Ltd.	152,210	676,203

		281,890,664

Tobacco — 1.2%
ITC Ltd.	16,004,686	41,850,721

Transportation Infrastructure — 0.4%
Adani Ports & Special Economic Zone Ltd.	2,752,732	15,297,653

Wireless Telecommunication Services — 1.2%
Bharti Airtel Ltd.	6,800,244	42,538,112

Total Common Stocks — 99.7% (Cost: $2,362,751,959)		3,566,125,498

Total Investments in Securities — 99.7% (Cost: $2,362,751,959)		3,566,125,498

Other Assets, Less Liabilities — 0.3%		12,333,513

Net Assets — 100.0%		$ 3,578,459,011

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$1,678	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Consolidated Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI India ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,566,125,498	$—	$—	$3,566,125,498

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